Promissory Notes (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Promissory Notes
Promissory Notes, Begginning Balance	$ 425,418	$ 0
Proceeds from issuances of promissory notes (Notes 7(a) and 7(b))		411,000
Interest	$ 14,418	14,418
Promissory Notes, Ending Balance		$ 425,418